Share-based payments - Expenses (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Share-based payments
Cost of sales	€ 98		€ 245
Selling and distribution expenses	93	€ 91	246	€ 152
Research and development expenses	441	390	1,202	480
General and administrative expenses	862	2,189	4,083	5,548
Other operating expenses	206	188	497	275
Total	€ 1,701	€ 2,858	€ 6,273	€ 6,455